Deposits: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled maturities of other time deposits
2013	$ 220,182
2014	78,333
2015	42,661
2016	78,036
2017	17,846
2018 and thereafter	34
Total	$ 437,092	$ 519,988